John Deere Owner Trust 2018-B	EXHIBIT 99.2
Statement to Certificateholders

$260,000,000   Class A-1  2.53498%  Asset Backed Notes due August 15, 2019

$252,000,000   Class A-2  2.83%  Asset Backed Notes due April 15, 2021

$268,000,000   Class A-3  3.08%  Asset Backed Notes due November 15, 2022

$81,460,000   Class A-4  3.23%  Asset Backed Notes due June 16, 2025

$22,096,803 Overcollateralization

Payment Date:			15-Jul-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$5,841,873.76
		per $1,000 original principal amount:	$21.80

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$5,841,873.76

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$79,713.05
		per $1,000 original principal amount:	$0.30

		(iv) Class A-4 Notes:	$219,263.17
		per $1,000 original principal amount:	$2.69

		(v) Total:	$298,976.22

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$130,450,146.46

	(b)	Note Value at end of related Collection Period:	$128,771,960.94

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$22,096,803.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$25,215,157.57
		(ii) A-3 Note Pool Factor:	0.0940864

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,460,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$113,976.88
		(i) per $1,000 original principal amount:	$0.12
	(b)	Amount of Servicing Fee earned:	$113,976.88
	(c)	Amount of Servicing Fee paid:	$113,976.88
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$330,586.75

(11)	(i)	Amount in Reserve Account:	$8,835,568.00
	(ii)	Specified Reserve Account Balance:	$8,835,568.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,293,680.64
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.76%

(13)	(i)	Aggregate amount of net losses for the collection period:	($23,221.81)
	(ii)	Cumulative amount of net losses:	$2,183,093.33
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.24%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$33,935.50
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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